Note 19 - Segmented Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues	$ 5,497,500	$ 5,216,894
Total long-lived assets	2,745,480	2,605,378
UNITED STATES
Revenues	4,928,072	4,566,136
Total long-lived assets	2,356,504	2,178,444
CANADA
Revenues	569,428	650,758
Total long-lived assets	$ 388,976	$ 426,934